CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 26,363	$ 10,493
Accounts receivable, trade	4,685	110
Deferred voyage expenses	69	0
Inventories	2,847	634
Prepaid expenses and other assets	1,400	743
Total current assets	35,364	11,980
FIXED ASSETS:
Advances for vessel acquisitions and other vessels' costs (Note 4)	11,017	0
Vessels, net (Note 5)	82,871	85,870
Property and equipment, net	993	998
Total fixed assets	94,881	86,868
Right of use asset under operating leases (Note 7)	190	0
Deferred charges, net	134	1,238
Total assets	130,569	100,086
CURRENT LIABILITIES:
Current portion of long-term debt, net of unamortized deferred financing costs (Note 6)	4,282	0
Accounts payable, trade and other	1,972	1,192
Due to related parties (Note 3)	8	4
Accrued liabilities	1,732	1,360
Deferred revenue	0	305
Lease liabilities, current (Note 7)	72	0
Total current liabilities	8,066	2,861
Long-term debt, net of unamortized deferred financing costs (Note 6)	28,001	0
Other liabilities, non-current	146	1,649
Long-term lease liabilities (Note 7)	118	0
Commitments and contingencies (Note 7)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, 1,600 and 350 issued and outstanding as at December 31, 2019 and 2018, respectively (Note 8)	0	0
Common stock, $0.01 par value; 500,000,000 shares authorized; 49,021,001 and 14,463,231 issued and outstanding as at December 31, 2019 and 2018, respectively (Note 8)	489	143
Additional paid-in capital (Note 8)	458,888	428,527
Other comprehensive income	69	57
Accumulated deficit	(365,208)	(333,151)
Total stockholders' equity	94,238	95,576
Total liabilities and stockholders' equity	$ 130,569	$ 100,086